Property and equipment (Details) - Property, Plant and Equipment - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Equipment		$ 99,987	$ 72,308
Accumulated depreciation		42,187	37,105
Net Assets	$ 50,086	$ 57,800	$ 35,203